Investment Portfolio	as of June 30, 2020 (Unaudited)

DWS Capital Growth Fund

	Shares	Value ($)
Common Stocks 99.2%
Communication Services 12.7%
Entertainment 5.7%
Activision Blizzard, Inc.	353,041	26,795,812
Live Nation Entertainment, Inc.*	138,618	6,144,936
Netflix, Inc.*	53,350	24,276,384
Spotify Technology SA*	126,795	32,737,201
Walt Disney Co.	113,254	12,628,954
		102,583,287
Interactive Media & Services 5.6%
Alphabet, Inc. "A"*	22,953	32,548,502
Alphabet, Inc. "C"*	26,789	37,869,198
Facebook, Inc. "A"*	78,783	17,889,256
Match Group, Inc.*	102,083	10,927,985
		99,234,941
Wireless Telecommunication Services 1.4%
T-Mobile U.S., Inc.*	237,656	24,751,872
Consumer Discretionary 14.9%
Diversified Consumer Services 0.4%
Chegg, Inc.* (a)	120,321	8,092,790
Hotels, Restaurants & Leisure 2.1%
Las Vegas Sands Corp.	121,790	5,546,316
McDonald's Corp.	129,898	23,962,284
Planet Fitness, Inc. "A"* (a)	133,931	8,112,201
		37,620,801
Internet & Direct Marketing Retail 5.9%
Amazon.com, Inc.*	37,961	104,727,566
Multiline Retail 1.4%
Dollar General Corp.	128,646	24,508,350
Specialty Retail 4.3%
Burlington Stores, Inc.*	75,941	14,955,061
CarMax, Inc.* (a)	187,419	16,783,372
Home Depot, Inc.	182,083	45,613,612
		77,352,045
Textiles, Apparel & Luxury Goods 0.8%
Lululemon Athletica, Inc.*	43,767	13,655,742
Consumer Staples 2.8%
Food & Staples Retailing 1.1%
Costco Wholesale Corp.	64,608	19,589,792
Food Products 1.2%
Mondelez International, Inc. "A"	406,172	20,767,574
Personal Products 0.5%
Estee Lauder Companies, Inc. "A"	52,286	9,865,322
Energy 0.2%
Oil, Gas & Consumable Fuels
Concho Resources, Inc.	66,902	3,445,453
Financials 4.7%
Capital Markets 1.4%
Intercontinental Exchange, Inc.	279,402	25,593,223
Consumer Finance 0.7%
American Express Co.	133,183	12,679,022
Insurance 2.6%
Progressive Corp.	571,967	45,820,276
Health Care 12.5%
Biotechnology 1.5%
BioMarin Pharmaceutical, Inc.*	113,425	13,989,839
Exact Sciences Corp.*	138,024	11,999,807
		25,989,646
Health Care Equipment & Supplies 6.1%
Becton, Dickinson & Co.	132,010	31,586,033
Danaher Corp.	161,390	28,538,594
DexCom, Inc.*	60,744	24,625,617
Hologic, Inc.*	309,765	17,656,605
The Cooper Companies, Inc.	24,533	6,958,540
		109,365,389
Life Sciences Tools & Services 2.9%
Thermo Fisher Scientific, Inc.	143,525	52,004,849
Pharmaceuticals 2.0%
Bristol-Myers Squibb Co.	248,419	14,607,037
Zoetis, Inc.	160,554	22,002,320
		36,609,357
Industrials 6.8%
Aerospace & Defense 0.6%
Boeing Co.	30,217	5,538,776
TransDigm Group, Inc.	13,932	6,158,641
_________
		11,697,417
Building Products 0.5%
Trex Co., Inc.* (a)	68,734	8,940,231
Electrical Equipment 1.3%
AMETEK, Inc.	263,671	23,564,277
Industrial Conglomerates 1.3%
Roper Technologies, Inc.	61,561	23,901,674
Professional Services 2.5%
TransUnion	257,688	22,429,164
Verisk Analytics, Inc.	126,200	21,479,240
		43,908,404
Road & Rail 0.6%
Norfolk Southern Corp.	58,637	10,294,898
Information Technology 40.8%
IT Services 7.9%
Fiserv, Inc.*	283,461	27,671,463
FleetCor Technologies, Inc.*	32,585	8,196,105
Global Payments, Inc.	145,167	24,623,226
Twilio, Inc. "A"* (a)	73,074	16,033,897
Visa, Inc. "A" (a)	338,684	65,423,588
		141,948,279
Semiconductors & Semiconductor Equipment 3.0%
Analog Devices, Inc.	69,855	8,567,017
Applied Materials, Inc.	139,851	8,453,993
MKS Instruments, Inc.	55,089	6,238,279
NVIDIA Corp.	82,541	31,358,151
		54,617,440
Software 21.6%
Adobe, Inc.*	91,426	39,798,652
Avalara, Inc.*	43,665	5,811,375
DocuSign, Inc.*	88,099	15,171,529
Dynatrace, Inc.*	177,217	7,195,010
Intuit, Inc.	61,310	18,159,409
Microsoft Corp.	837,392	170,417,646
Nuance Communications, Inc.* (a)	666,239	16,859,178
Proofpoint, Inc.*	136,799	15,201,105
RingCentral, Inc. "A"*	19,097	5,442,836
salesforce.com, Inc.*	121,949	22,844,706
ServiceNow, Inc.*	66,624	26,986,717
Slack Technologies, Inc. "A"* (a)	163,949	5,097,174
Synopsys, Inc.*	110,699	21,586,305
VMware, Inc. "A"*	95,675	14,816,231
		385,387,873
Technology Hardware, Storage & Peripherals 8.3%
Apple, Inc.	391,862	142,951,258
Pure Storage, Inc. "A"*	295,586	5,122,505
_________
		148,073,763
Materials 1.2%
Chemicals 0.7%
Ecolab, Inc.	61,621	12,259,498
Construction Materials 0.5%
Vulcan Materials Co.	77,069	8,928,444
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITs)
Crown Castle International Corp.	70,026	11,718,851
Equinix, Inc.	27,560	19,355,388
Prologis, Inc.	154,821	14,449,444
		45,523,683
Total Common Stocks (Cost $769,849,817)		1,773,303,178
Rights 0.0%
Communication Services
T-Mobile U.S., Inc. Expiration Date 7/27/2020* (Cost $87,933)	237,656	39,926
Securities Lending Collateral 6.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.05% (b) (c) (Cost $113,549,487)	113,549,487	113,549,487
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 0.12% (b) (Cost $9,890,374)	9,890,374	9,890,374
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $893,377,611)	106.1	1,896,782,965
Other Assets and Liabilities, Net	(6.1)	(109,494,963)
Net Assets	100.0	1,787,288,002

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended June 30, 2020 are as follows:

Value ($) at 9/30/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 6/30/2020	Value ($) at 6/30/2020
Securities Lending Collateral 6.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.05% (b) (c)
1,515,100	112,034,387 (d)	—	—	—	21,184	—	113,549,487	113,549,487
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 0.12% (b)
22,076,364	161,767,995	173,953,985	—	—	220,094	—	9,890,374	9,890,374
23,591,464	273,802,382	173,953,985	—	—	241,278	—	123,439,861	123,439,861

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2020 amounted to $112,692,586, which is 6.3% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2020.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$1,773,303,178	$—	$—	$1,773,303,178
Rights	39,926	—	—	39,926
Short-Term Investments(e)	123,439,861	—	—	123,439,861
Total	$1,896,782,965	$—	$—	$1,896,782,965

(e)	See Investment Portfolio for additional detailed categorizations.